RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Research and development expense		$ 3,266,000	$ 4,035,000
Current liability		5,468,000	$ 5,119,000
Biodesix Agreement [Member]
Related Party Transaction [Line Items]
Research and development expense	$ 105,000
Current liability		$ 53,000
Biodesix Agreement [Member] | Biodesix Inc [Member]
Related Party Transaction [Line Items]
Ownership percentage	10.00%